IFRS 7 - Disclosure - Market Risk - Summary of Stressed Value At Risk by Trading Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Market Risk [line items]
Stressed total VaR (one-day measure)	$ 21.0	$ 16.5
Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	26.4	14.2
Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.1	17.9
Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	2.2	6.3
Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	6.5	2.7
Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.9	2.5
Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.9	6.3
Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	(42.0)	(33.4)
High risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	47.1	22.6
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	37.0	33.8
High risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	18.1	17.9
High risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	20.2	7.8
High risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	29.5	15.5
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	11.9	7.9
High risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.3	6.7
Low risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.5	3.7
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	8.9	6.8
Low risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	7.9	4.0
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.4	0.8
Low risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	0.6	0.5
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	1.3	1.3
Low risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.1	2.6
Average risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	15.2	12.4
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	19.4	17.4
Average risk [member] | Credit risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	12.1	9.6
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	3.9	3.4
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	10.4	5.3
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	4.8	2.5
Average risk [member] | Debt specific risk [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	5.5	4.6
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Stressed total VaR (one-day measure)	$ (40.9)	$ (30.4)